UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2013

MFS® MULTIMARKET INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 110.8%
Aerospace - 1.4%
BE Aerospace, Inc., 5.25%, 2022		$500,000	$515,625
Bombardier, Inc., 4.25%, 2016 (n)		236,000	244,850
Bombardier, Inc., 7.5%, 2018 (n)		1,285,000	1,452,050
Bombardier, Inc., 7.75%, 2020 (n)		680,000	776,900
CPI International, Inc., 8%, 2018		985,000	1,012,088
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	504,000	613,571
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,600,000	1,760,000
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,670,000	1,803,600

			$8,178,684
Airlines - 0.0%
Continental Airlines, Inc., 7.25%, 2021		$166,015	$189,257

Apparel Manufacturers - 0.8%
Hanesbrands, Inc., 6.375%, 2020		$845,000	$926,331
Jones Group, Inc., 6.875%, 2019		1,215,000	1,254,488
PVH Corp., 7.375%, 2020		1,185,000	1,299,056
PVH Corp., 4.5%, 2022		1,220,000	1,192,550
Quiksilver, Inc., 10%, 2020 (z)		75,000	77,438

			$4,749,863
Asset-Backed & Securitized - 3.1%
Banc of America Commercial Mortgage, Inc., FRN, 5.743%, 2051		$2,000,000	$2,249,282
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		390,269	398,734
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040 (z)		2,509,952	1,213,214
Citigroup Commercial Mortgage Trust, FRN, 5.696%, 2049		390,312	54,644
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	1,193,273
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,505,979	125,299
Falcon Franchise Loan LLC, FRN, 11.363%, 2025 (i)(z)		589,052	88,358
First Union National Bank Commercial Mortgage Trust, FRN, 1.629%, 2043 (i)(z)		693,724	2,037
First Union-Lehman Brothers Bank of America, FRN, 0.576%, 2035 (i)		7,201,913	143,116
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		526,621	527,937
GMAC LLC, FRN, 8.117%, 2034 (d)(n)(q)		1,176,940	765,425
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,565,032	1,725,592
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 2049		2,000,000	2,244,354
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6%, 2051		270,000	63,126
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,526,838	1,666,541
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.862%, 2045		1,590,000	1,755,104
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.042%, 2030 (i)		1,461,782	28,318
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039 (i)(z)		3,972,461	84,415
Multi Security Asset Trust, “A3”, CDO, 5%, 2035 (z)		1,047,766	1,037,288
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.924%, 2051		1,000,000	1,118,052
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,466,178

			$17,950,287
Automotive - 2.8%
Accuride Corp., 9.5%, 2018		$1,340,000	$1,388,575
Allison Transmission, Inc., 7.125%, 2019 (n)		1,500,000	1,601,250
Automotores Gildemeister S.A., 8.25%, 2021 (n)		474,000	379,200
Continental Rubber of America Corp., 4.5%, 2019 (n)		275,000	279,604
Delphi Corp., 5%, 2023		855,000	889,200
FCE Bank PLC, 1.875%, 2016	EUR	300,000	403,424

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC, 12%, 2015		$146,000	$171,792
Ford Motor Credit Co. LLC, 1.7%, 2016		1,000,000	990,757
Ford Motor Credit Co. LLC, 8.125%, 2020		405,000	497,948
General Motors Financial Co., Inc., 4.75%, 2017 (n)		620,000	650,225
General Motors Financial Co., Inc., 6.75%, 2018		955,000	1,064,825
General Motors Financial Co., Inc., 4.25%, 2023 (n)		385,000	369,600
Goodyear Tire & Rubber Co., 8.25%, 2020		235,000	262,025
Goodyear Tire & Rubber Co., 6.5%, 2021		855,000	894,544
Goodyear Tire & Rubber Co., 7%, 2022		420,000	446,250
Harley-Davidson Financial Services, 2.7%, 2017 (n)		600,000	607,196
Hyundai Capital America, 4%, 2017 (n)		256,000	267,358
Jaguar Land Rover PLC, 7.75%, 2018 (n)		390,000	425,100
Jaguar Land Rover PLC, 8.125%, 2021 (n)		1,770,000	1,960,275
Jaguar Land Rover PLC, 5.625%, 2023 (n)		470,000	460,600
Lear Corp., 8.125%, 2020		484,000	533,610
Lear Corp., 4.75%, 2023 (n)		290,000	284,200
LKQ Corp., 4.75%, 2023 (n)		150,000	143,813
RCI Banque S.A., 4.375%, 2015	EUR	400,000	554,171
TRW Automotive, Inc., 4.5%, 2021 (n)		$500,000	497,500

			$16,023,042
Biotechnology - 0.1%
Life Technologies Corp., 6%, 2020		$700,000	$793,440

Broadcasting - 3.7%
Allbritton Communications Co., 8%, 2018		$480,000	$519,000
AMC Networks, Inc., 7.75%, 2021		1,074,000	1,202,880
Clear Channel Communications, Inc., 9%, 2021		1,001,000	985,985
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022		245,000	253,575
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022		945,000	987,525
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020		55,000	57,475
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020		1,270,000	1,339,850
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)		322,000	334,880
Hughes Network Systems LLC, 7.625%, 2021		650,000	703,625
IAC/InterActive Corp., 4.75%, 2022		300,000	283,500
Inmarsat Finance PLC, 7.375%, 2017 (n)		835,000	878,838
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)		860,000	879,350
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)		400,000	409,000
Intelsat S.A., 8.125%, 2023 (n)		750,000	806,250
Liberty Media Corp., 8.5%, 2029		1,280,000	1,409,600
Liberty Media Corp., 8.25%, 2030		50,000	54,063
Local TV Finance LLC, 9.25%, 2015 (p)(z)		925,561	939,444
Netflix, Inc., 5.375%, 2021 (n)		500,000	505,000
Nexstar Broadcasting Group, Inc., 8.875%, 2017		410,000	443,825
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)		290,000	300,150
SES S.A., 3.6%, 2023 (n)		226,000	213,604
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		570,000	604,200
Sinclair Broadcast Group, Inc., 8.375%, 2018		175,000	189,438
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		1,010,000	1,138,775
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)		1,195,000	1,317,488
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)		230,000	213,900
SIRIUS XM Radio, Inc., 5.75%, 2021 (z)		195,000	195,000
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)		180,000	174,150
Univision Communications, Inc., 6.875%, 2019 (n)		1,035,000	1,104,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Broadcasting - continued
Univision Communications, Inc., 7.875%, 2020 (n)		$745,000	$817,638
Univision Communications, Inc., 8.5%, 2021 (n)		685,000	753,500
Vivendi S.A., 4%, 2017	EUR	400,000	578,799
WPP Finance, 3.625%, 2022		$645,000	611,892

			$21,207,062
Brokerage & Asset Managers - 0.3%
E*TRADE Financial Corp., 6.375%, 2019		$1,745,000	$1,854,063

Building - 2.4%
ABC Supply Co., Inc., 5.625%, 2021 (n)		$190,000	$189,525
Boise Cascade Co., 6.375%, 2020		640,000	661,600
Building Materials Holding Corp., 6.875%, 2018 (n)		1,150,000	1,224,750
Building Materials Holding Corp., 7%, 2020 (n)		470,000	502,900
Building Materials Holding Corp., 6.75%, 2021 (n)		455,000	486,850
CEMEX Finance LLC, 9.5%, 2016 (n)		1,341,000	1,428,165
CEMEX S.A.B. de C.V., 9%, 2018 (n)		337,000	366,488
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)		202,000	202,000
CEMEX S.A.B. de C.V., FRN, 5.275%, 2015 (n)		552,000	569,250
CRH Finance Ltd., 3.125%, 2023	EUR	300,000	398,430
Gibraltar Industries, Inc., 6.25%, 2021 (n)		$235,000	240,875
HD Supply, Inc., 8.125%, 2019		525,000	588,000
HD Supply, Inc., 11.5%, 2020		1,205,000	1,429,431
Holcim GB Finance Ltd., 8.75%, 2017	GBP	200,000	373,655
Mohawk Industries, Inc., 3.85%, 2023		$653,000	629,002
Nortek, Inc., 8.5%, 2021		1,315,000	1,423,488
Odebrecht Finance Ltd., 7.125%, 2042 (n)		419,000	408,525
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		613,000	674,300
USG Corp., 6.3%, 2016		1,310,000	1,355,850
USG Corp., 7.875%, 2020 (n)		525,000	581,438

			$13,734,522
Business Services - 1.2%
Cielo S.A., 3.75%, 2022 (n)		$362,000	$316,750
Equinix, Inc., 4.875%, 2020		615,000	608,850
Fidelity National Information Services, Inc., 5%, 2022		870,000	889,575
iGate Corp., 9%, 2016		1,652,000	1,782,095
Iron Mountain, Inc., 8.375%, 2021		1,115,000	1,208,381
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		670,000	549,400
Neustar, Inc., 4.5%, 2023 (n)		460,000	430,100
SunGard Data Systems, Inc., 7.375%, 2018		470,000	498,200
Tencent Holdings Ltd., 3.375%, 2018 (n)		664,000	670,566

			$6,953,917
Cable TV - 3.0%
CCO Holdings LLC, 8.125%, 2020		$1,370,000	$1,489,875
CCO Holdings LLC, 7.375%, 2020		390,000	420,225
CCO Holdings LLC, 6.5%, 2021		705,000	724,388
CCO Holdings LLC, 5.125%, 2023		410,000	375,150
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		415,000	388,025
Cequel Communications Holdings, 6.375%, 2020 (n)		330,000	340,725
Comcast Corp., 4.65%, 2042		700,000	671,512
DIRECTV Holdings LLC, 5.15%, 2042		700,000	631,852
DISH DBS Corp., 6.75%, 2021		890,000	943,400
DISH DBS Corp., 5%, 2023		555,000	520,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
EchoStar Corp., 7.125%, 2016		$825,000	$903,375
Lynx I Corp., 5.375%, 2021 (n)		520,000	526,500
Lynx II Corp., 6.375%, 2023 (n)		340,000	348,925
Midcontinent Express Pipeline LLC, 6.25%, 2021 (z)		75,000	75,375
Myriad International Holdings B.V., 6.375%, 2017		490,000	528,563
Myriad International Holdings B.V., 6.375%, 2017 (n)		355,000	382,939
Myriad International Holdings B.V., 6%, 2020 (z)		1,265,000	1,306,113
Nara Cable Funding Ltd., 8.875%, 2018 (z)		235,000	246,750
Nara Cable Funding Ltd., 8.875%, 2018	EUR	300,000	416,566
Shaw Communications, Inc., 5.65%, 2019	CAD	475,000	515,665
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	450,000	629,788
Time Warner Cable, Inc., 5.75%, 2031	GBP	150,000	212,942
Time Warner Cable, Inc., 4.5%, 2042		$630,000	486,088
Unitymedia Hessen, 5.5%, 2023 (n)		205,000	199,363
UPC Holding B.V., 9.875%, 2018 (n)		870,000	948,300
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,294,000	1,384,580
Virgin Media Finance PLC, 8.375%, 2019		194,000	210,975
Virgin Media Finance PLC, 5.5%, 2021	GBP	300,000	459,360
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	680,000	967,963

			$17,255,595
Chemicals - 1.9%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,265,000	$1,350,388
CF Industries, Inc., 3.45%, 2023		577,000	547,198
Dow Chemical Co., 8.55%, 2019		800,000	1,029,387
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		380,000	393,775
Hexion U.S. Finance Corp., 6.625%, 2020 (n)		340,000	347,650
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		830,000	863,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		490,000	496,125
Huntsman International LLC, 8.625%, 2021		1,545,000	1,741,988
INEOS Finance PLC, 8.375%, 2019 (n)		645,000	707,888
INEOS Group Holdings S.A., 6.125%, 2018 (n)		630,000	614,250
LyondellBasell Industries N.V., 5%, 2019		240,000	265,723
LyondellBasell Industries N.V., 5.75%, 2024		500,000	560,534
NOVA Chemicals Corp., 5.25%, 2023 (z)		435,000	435,000
Polypore International, Inc., 7.5%, 2017		460,000	485,300
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		568,000	597,412
Tronox Finance LLC, 6.375%, 2020 (z)		395,000	378,213

			$10,814,031
Computer Software - 0.8%
Infor U.S., Inc., 11.5%, 2018		$730,000	$841,325
Nuance Communications, Inc., 5.375%, 2020 (n)		290,000	282,750
Syniverse Holdings, Inc., 9.125%, 2019		1,465,000	1,582,200
TransUnion Holding Co., Inc., 9.625%, 2018		455,000	493,675
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		760,000	854,050
Verisign, Inc., 4.625%, 2023 (n)		550,000	528,000

			$4,582,000
Computer Software - Systems - 0.5%
Audatex North America, Inc., 6.75%, 2018		$765,000	$816,638
Audatex North America, Inc., 6%, 2021 (z)		335,000	340,863
CDW LLC/CDW Finance Corp., 12.535%, 2017		257,000	271,135
CDW LLC/CDW Finance Corp., 8.5%, 2019		1,145,000	1,256,638

			$2,685,274

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Conglomerates - 1.8%
Alstom S.A., 2.25%, 2017	EUR	400,000	$536,025
Amsted Industries, Inc., 8.125%, 2018 (n)		$1,745,000	1,854,063
BC Mountain LLC, 7%, 2021 (n)		545,000	566,800
Dynacast International LLC, 9.25%, 2019		755,000	826,725
Griffon Corp., 7.125%, 2018		1,415,000	1,489,288
Metalloinvest Finance Ltd., 5.625%, 2020 (n)		708,000	661,980
Renaissance Acquisition, 6.875%, 2021 (z)		800,000	796,000
Rexel S.A., 6.125%, 2019 (n)		585,000	606,938
Rexel S.A., 5.25%, 2020 (n)		250,000	248,750
Siemens Financierings N.V., 5.25%, 2066	EUR	300,000	432,538
Siemens Financierings N.V., 6.125%, 2066	GBP	150,000	249,865
Silver II Borrower, 7.75%, 2020 (n)		$940,000	984,650
Votorantim Cimentos S.A., 5.25%, 2017	EUR	250,000	355,699
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$883,000	944,810

			$10,554,131
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2021		$195,000	$181,350

Consumer Products - 0.9%
Avon Products, Inc., 5%, 2023		$484,000	$482,392
Elizabeth Arden, Inc., 7.375%, 2021		935,000	1,009,800
Falabella S.A., 3.75%, 2023 (n)		219,000	199,460
Henkel AG & Co. KGaA, 5.375%, 2104	EUR	300,000	424,049
Jarden Corp., 7.5%, 2020		$1,335,000	1,433,456
Libbey Glass, Inc., 6.875%, 2020		320,000	342,400
Mattel, Inc., 1.7%, 2018		192,000	188,713
Prestige Brands, Inc., 8.125%, 2020		373,000	411,233
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)		565,000	600,313
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)		90,000	96,300

			$5,188,116
Consumer Services - 0.7%
QVC, Inc., 7.375%, 2020 (n)		$620,000	$676,936
Service Corp. International, 7%, 2017		3,300,000	3,654,750

			$4,331,686
Containers - 1.8%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)		$770,000	$819,088
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)		200,000	217,000
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)		1,450,000	1,566,000
Ball Corp., 5%, 2022		1,083,000	1,085,708
Ball Corp., 4%, 2023		85,000	77,775
Berry Plastics Group, Inc., 9.5%, 2018		340,000	368,900
Berry Plastics Group, Inc., 9.75%, 2021		460,000	538,200
Crown Americas LLC, 4.5%, 2023 (n)		585,000	545,513
Greif, Inc., 6.75%, 2017		1,515,000	1,674,075
Reynolds Group, 7.125%, 2019		910,000	971,425
Reynolds Group, 9.875%, 2019		375,000	405,000
Reynolds Group, 5.75%, 2020		600,000	610,500
Reynolds Group, 8.25%, 2021		1,735,000	1,765,363

			$10,644,547
Defense Electronics - 0.4%
BAE Systems PLC, 4.125%, 2022	GBP	350,000	$546,771
Ducommun, Inc., 9.75%, 2018		$1,017,000	1,128,870

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Defense Electronics - continued
MOOG, Inc., 7.25%, 2018		$750,000	$776,250

			$2,451,891
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015		$355,000	$347,900
Avaya, Inc., 7%, 2019 (n)		245,000	226,013

			$573,913
Electronics - 0.7%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)		$750,000	$812,813
Nokia Corp., 5.375%, 2019		325,000	316,875
Nokia Corp., 6.625%, 2039		250,000	220,000
NXP B.V., 9.75%, 2018 (n)		100,000	111,500
NXP B.V., 5.75%, 2021 (n)		280,000	287,700
NXP B.V., 5.75%, 2023 (n)		200,000	202,000
Sensata Technologies B.V., 6.5%, 2019 (n)		1,045,000	1,118,150
Tyco Electronics Group S.A., 6.55%, 2017		700,000	809,467

			$3,878,505
Emerging Market Quasi-Sovereign - 8.9%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)		$320,000	$352,000
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)		946,000	936,540
Banco do Brasil S.A., 3.875%, 2022		282,000	248,865
Banco do Brasil S.A., 5.875%, 2023 (n)		502,000	484,179
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)		412,000	416,635
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)		1,332,000	1,351,980
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)		878,000	839,588
Bank of Ceylon, 6.875%, 2017 (n)		216,000	222,480
BNDES Participacoes S.A., 6.5%, 2019 (n)		607,000	667,700
Caixa Economica Federal, 3.5%, 2022 (n)		216,000	180,360
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)		230,000	226,663
CNOOC Finance (2013) Ltd., 3%, 2023		389,000	354,162
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		1,242,000	1,279,267
CNPC General Capital Ltd., 3.4%, 2023 (n)		391,000	366,774
Comision Federal de Electricidad, 5.75%, 2042 (n)		1,546,000	1,468,700
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)		346,000	345,135
Corporacion Nacional del Cobre de Chile, 4.25%, 2042 (n)		206,000	171,116
Dolphin Energy Ltd., 5.5%, 2021 (n)		441,000	485,100
Ecopetrol S.A., 7.625%, 2019		821,000	976,990
El Fondo Mivivienda S.A., 3.5%, 2023 (n)		167,000	149,465
Gaz Capital S.A., 3.85%, 2020 (n)		960,000	909,600
Gaz Capital S.A., 3.389%, 2020	EUR	250,000	325,520
Gaz Capital S.A., 5.999%, 2021 (n)		$1,941,000	2,041,699
Gaz Capital S.A., 4.95%, 2028 (n)		820,000	717,500
Gazprom Neft, 4.375%, 2022 (n)		766,000	708,703
Georgian Oil & Gas Corp., 6.875%, 2017 (n)		317,000	325,718
Instituto Costarricense, 6.375%, 2043 (n)		795,000	719,475
JSC Georgian Railway, 7.75%, 2022 (n)		218,000	238,165
KazAgro National Management Holding, 4.625%, 2023 (n)		382,000	350,485
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)		316,000	322,320
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)		713,000	868,078
KazMunayGas National Co., 4.4%, 2023 (n)		285,000	263,981
KazMunayGas National Co., 5.75%, 2043 (n)		492,000	432,911
Magyar Export-Import Bank, 5.5%, 2018 (n)		238,000	234,495
Majapahit Holding B.V., 7.25%, 2017 (n)		1,469,000	1,619,573

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Majapahit Holding B.V., 8%, 2019 (n)	$1,197,000	$1,358,595
Majapahit Holding B.V., 7.75%, 2020 (n)	1,045,000	1,165,175
OAO Gazprom, 6.212%, 2016	1,886,000	2,054,357
OJSC Russian Agricultural Bank, 5.298%, 2017 (n)	448,000	459,290
OJSC Russian Agricultural Bank, 5.1%, 2018 (z)	346,000	347,168
Pemex Project Funding Master Trust, 5.75%, 2018	1,341,000	1,488,510
Pertamina PT, 5.25%, 2021 (n)	511,000	500,780
Pertamina PT, 4.875%, 2022 (n)	540,000	513,000
Pertamina PT, 4.3%, 2023 (n)	323,000	289,893
Pertamina PT, 6.5%, 2041 (n)	235,000	218,550
Pertamina PT, 6%, 2042 (n)	636,000	548,550
Pertamina PT, 5.625%, 2043 (n)	371,000	304,220
Petrobras Global Finance Co., 4.375%, 2023	464,000	417,885
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,812,214
Petrobras International Finance Co., 6.75%, 2041	657,000	633,590
Petroleos Mexicanos, 8%, 2019	1,382,000	1,686,040
Petroleos Mexicanos, 6%, 2020	805,000	899,588
Petroleos Mexicanos, 5.5%, 2021	1,360,000	1,465,400
Petroleos Mexicanos, 4.875%, 2022	1,048,000	1,076,820
Petroleos Mexicanos, 4.875%, 2024 (z)	354,000	357,540
Petroleos Mexicanos, 6.5%, 2041	445,000	468,140
Petroleos Mexicanos, 5.5%, 2044	382,000	348,957
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	595,000
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	489,750	511,789
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	752,000	744,480
PTT PLC, 3.375%, 2022 (n)	430,000	402,357
PTT PLC, 4.5%, 2042 (n)	462,000	375,956
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)	250,000	261,739
Qtel International Finance Ltd., 3.875%, 2028 (n)	205,000	183,475
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,230,000	1,450,785
Rosneft, 3.149%, 2017 (n)	568,000	561,610
Rosneft, 4.199%, 2022 (n)	944,000	870,840
Sberbank of Russia, 6.125%, 2022 (n)	1,439,000	1,528,938
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	666,000	600,225
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)	548,000	461,985
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	544,000	532,742
Transnet SOC Ltd., 4.5%, 2016 (n)	377,000	389,253
Transnet SOC Ltd., 4%, 2022 (n)	224,000	194,275
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	206,000	210,120
Vnesheconombank, 6.025%, 2022 (n)	283,000	297,150
VTB Capital S.A., 6.465%, 2015 (n)	407,000	431,420
VTB Capital S.A., 6%, 2017 (n)	1,176,000	1,231,860

		$51,852,183
Emerging Market Sovereign - 9.1%
Dominican Republic, 7.5%, 2021 (n)	$879,000	$949,320
Dominican Republic, 5.875%, 2024 (n)	206,000	198,790
Government of Ukraine, 6.875%, 2015 (n)	698,000	678,805
Government of Ukraine, 6.875%, 2015	1,094,000	1,063,915
Government of Ukraine, 9.25%, 2017 (n)	320,000	319,590
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	743,000	245,190
Republic of Argentina, FRN, 8.28%, 2033	1,354,198	795,591
Republic of Colombia, 4.375%, 2021	322,000	333,270
Republic of Colombia, 8.125%, 2024	679,000	894,583
Republic of Colombia, 6.125%, 2041	658,000	720,510

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Costa Rica, 4.25%, 2023 (n)		$205,000	$193,725
Republic of Croatia, 5.5%, 2023 (n)		412,000	407,880
Republic of Georgia, 6.875%, 2021 (n)		216,000	235,710
Republic of Guatemala, 5.75%, 2022 (n)		387,000	402,480
Republic of Hungary, 5.375%, 2023		674,000	642,828
Republic of Indonesia, 6.875%, 2018		838,000	949,035
Republic of Indonesia, 11.625%, 2019 (n)		872,000	1,194,640
Republic of Indonesia, 11.625%, 2019		733,000	1,004,210
Republic of Indonesia, 4.875%, 2021 (n)		671,000	681,065
Republic of Indonesia, 3.375%, 2023 (n)		517,000	453,668
Republic of Indonesia, 7.75%, 2038 (n)		1,559,000	1,878,595
Republic of Latvia, 5.25%, 2017 (n)		345,000	374,826
Republic of Lithuania, 6.125%, 2021 (n)		499,000	566,365
Republic of Lithuania, 6.625%, 2022 (n)		1,425,000	1,670,813
Republic of Panama, 8.875%, 2027		1,273,000	1,782,200
Republic of Panama, 9.375%, 2029		1,746,000	2,557,890
Republic of Panama, 6.7%, 2036		265,000	312,700
Republic of Paraguay, 4.625%, 2023 (n)		212,000	195,040
Republic of Peru, 7.35%, 2025		544,000	692,240
Republic of Peru, 8.75%, 2033		1,258,000	1,830,390
Republic of Peru, 5.625%, 2050		203,000	207,060
Republic of Philippines, 6.5%, 2020		245,000	291,550
Republic of Philippines, 5.5%, 2026		802,000	908,265
Republic of Philippines, 6.375%, 2032		540,000	632,475
Republic of Philippines, 6.375%, 2034		1,391,000	1,665,723
Republic of Poland, 5%, 2022		609,000	653,153
Republic of Romania, 6.75%, 2022 (n)		1,074,000	1,211,150
Republic of Romania, 4.375%, 2023 (n)		486,000	466,682
Republic of Serbia, 5.25%, 2017 (n)		207,000	203,419
Republic of Serbia, 7.25%, 2021 (n)		228,000	233,176
Republic of Slovakia, 4.375%, 2022 (n)		2,330,000	2,371,474
Republic of Sri Lanka, 6.25%, 2020 (n)		285,000	285,713
Republic of Sri Lanka, 6.25%, 2021 (n)		248,000	248,000
Republic of Sri Lanka, 5.875%, 2022 (n)		208,000	199,680
Republic of Turkey, 7%, 2019		790,000	900,600
Republic of Turkey, 5.625%, 2021		670,000	706,850
Republic of Turkey, 6.25%, 2022		646,000	704,140
Republic of Turkey, 6%, 2041		287,000	276,955
Republic of Venezuela, 5.75%, 2016		3,742,000	3,386,510
Republic of Venezuela, 7.65%, 2025		1,345,000	1,002,025
Republic of Vietnam, 6.75%, 2020		537,000	588,015
Russian Federation, 4.5%, 2022 (n)		600,000	618,000
Russian Federation, 7.5%, 2030		870,160	1,020,263
Russian Federation, 5.625%, 2042 (n)		600,000	619,500
Ukraine Government International, 6.58%, 2016		1,418,000	1,329,375
United Mexican States, 5.625%, 2017		1,364,000	1,520,860
United Mexican States, 5.95%, 2019		268,000	310,210
United Mexican States, 3.625%, 2022		2,850,000	2,821,500
United Mexican States, 8.5%, 2029	MXN	29,290,000	2,686,755
United Mexican States, 5.75%, 2110		$408,000	381,480

			$52,676,422
Energy - Independent - 5.3%
Berry Petroleum Corp., 6.75%, 2020		$205,000	$212,175
BreitBurn Energy Partners LP, 8.625%, 2020		435,000	463,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
BreitBurn Energy Partners LP, 7.875%, 2022		$1,405,000	$1,415,538
Carrizo Oil & Gas, Inc., 8.625%, 2018		370,000	404,225
Chaparral Energy, Inc., 7.625%, 2022		785,000	802,663
Chesapeake Energy Corp., 6.875%, 2020		805,000	881,475
Concho Resources, Inc., 6.5%, 2022		1,125,000	1,203,750
Concho Resources, Inc., 5.5%, 2023		585,000	583,538
Continental Resources, Inc., 8.25%, 2019		940,000	1,029,300
Continental Resources, Inc., 7.375%, 2020		335,000	371,850
Continental Resources, Inc., 4.5%, 2023		721,000	701,173
Denbury Resources, Inc., 8.25%, 2020		1,395,000	1,534,500
Denbury Resources, Inc., 4.625%, 2023		410,000	375,150
Energy XXI Gulf Coast, Inc., 9.25%, 2017		1,510,000	1,676,100
EP Energy LLC, 9.375%, 2020		1,280,000	1,452,800
EP Energy LLC, 7.75%, 2022		2,095,000	2,304,500
EPL Oil & Gas, Inc., 8.25%, 2018		705,000	743,775
Halcon Resources Corp., 8.875%, 2021		755,000	762,550
Harvest Operations Corp., 6.875%, 2017		1,715,000	1,890,788
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)		350,000	379,313
Laredo Petroleum, Inc., 9.5%, 2019		730,000	810,300
LINN Energy LLC, 8.625%, 2020		45,000	46,800
LINN Energy LLC, 7.75%, 2021		972,000	981,720
MEG Energy Corp., 6.5%, 2021 (n)		530,000	540,600
Pioneer Natural Resources Co., 6.65%, 2017		700,000	805,146
QEP Resources, Inc., 6.875%, 2021		2,045,000	2,280,175
Range Resources Corp., 8%, 2019		900,000	972,000
Range Resources Corp., 5%, 2022		720,000	727,200
Rosetta Resources, Inc., 5.625%, 2021		360,000	360,000
Samson Investment Co., 10%, 2020 (n)		1,225,000	1,298,500
SandRidge Energy, Inc., 8.125%, 2022		855,000	867,825
SM Energy Co., 6.5%, 2021		1,295,000	1,372,700
Whiting Petroleum Corp., 6.5%, 2018		710,000	752,600

			$31,004,004
Energy - Integrated - 0.9%
BG Energy Capital PLC, 6.5%, 2072	EUR	350,000	$516,880
Eni S.p.A, 4%, 2020	EUR	300,000	436,364
Listrindo Capital B.V., 6.95%, 2019 (n)		$239,000	252,145
LUKOIL International Finance B.V., 3.416%, 2018 (n)		734,000	723,137
LUKOIL International Finance B.V., 4.563%, 2023 (n)		1,029,000	963,401
Murphy Oil Corp., 2.5%, 2017		700,000	696,257
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)		1,145,000	1,230,875
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)		419,000	395,117

			$5,214,176
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 2019		$805,000	$811,038

Entertainment - 0.7%
AMC Entertainment, Inc., 8.75%, 2019		$480,000	$519,600
Cedar Fair LP, 9.125%, 2018		575,000	633,938
Cedar Fair LP, 5.25%, 2021 (n)		435,000	425,213
Cinemark USA, Inc., 4.875%, 2023 (n)		580,000	548,100
Cinemark USA, Inc., 5.125%, 2022		215,000	207,206
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		352,000	382,272
NAI Entertainment Holdings LLC, 5%, 2018 (z)		390,000	395,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Entertainment - continued
Six Flags Entertainment Corp., 5.25%, 2021 (n)		$1,075,000	$1,050,813

			$4,162,505
Financial Institutions - 4.0%
Aviation Capital Group, 4.625%, 2018 (n)		$685,000	$687,968
CIT Group, Inc., 5.25%, 2014 (n)		410,000	418,200
CIT Group, Inc., 5.25%, 2018		1,615,000	1,715,938
CIT Group, Inc., 6.625%, 2018 (n)		1,447,000	1,598,935
CIT Group, Inc., 5.5%, 2019 (n)		1,024,000	1,073,920
CIT Group, Inc., 5%, 2022		545,000	540,231
Credit Acceptance Corp., 9.125%, 2017		780,000	832,650
General Electric Capital Corp., 3.1%, 2023		1,488,000	1,398,939
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		300,000	319,500
Icahn Enterprises LP, 7.75%, 2016		205,000	212,944
Icahn Enterprises LP, 8%, 2018		1,830,000	1,932,938
Icahn Enterprises LP, 6%, 2020 (z)		420,000	420,000
International Lease Finance Corp., 4.875%, 2015		455,000	468,650
International Lease Finance Corp., 8.625%, 2015		410,000	454,075
International Lease Finance Corp., 7.125%, 2018 (n)		1,437,000	1,620,218
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		1,355,000	1,424,444
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018		360,000	363,600
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019		345,000	388,125
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020		410,000	439,725
PHH Corp., 9.25%, 2016		540,000	610,200
PHH Corp., 7.375%, 2019		630,000	690,638
SLM Corp., 8.45%, 2018		1,065,000	1,224,878
SLM Corp., 8%, 2020		1,795,000	2,001,425
SLM Corp., 7.25%, 2022		745,000	789,700
TMK Capital S.A., 6.75%, 2020 (n)		1,505,000	1,461,731

			$23,089,572
Food & Beverages - 1.5%
Ajecorp B.V., 6.5%, 2022 (n)		$413,000	$422,293
Alicorp S.A.A., 3.875%, 2023 (n)		223,000	205,160
ARAMARK Corp., 5.75%, 2020 (n)		320,000	332,800
B&G Foods, Inc., 4.625%, 2021		460,000	444,475
BFF International Ltd., 7.25%, 2020		600,000	660,000
BRF S.A., 5.875%, 2022 (n)		216,000	219,240
BRF S.A., 3.95%, 2023 (n)		205,000	176,300
Coca-Cola HBC Finance B.V., 4.25%, 2016	EUR	348,000	504,489
Constellation Brands, Inc., 7.25%, 2016		$615,000	699,563
Constellation Brands, Inc., 3.75%, 2021		150,000	140,250
Constellation Brands, Inc., 4.25%, 2023		305,000	287,463
Cosan Luxembourg S.A., 5%, 2023 (n)		205,000	192,188
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		417,000	429,034
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		790,000	758,400
Kraft Foods Group, Inc., 2.25%, 2017		700,000	709,496
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		325,000	328,250
Pinnacle Foods Finance LLC, 4.875%, 2021 (z)		150,000	140,625
Sun Merger Sub, Inc., 5.875%, 2021 (z)		340,000	340,850
TreeHouse Foods, Inc., 7.75%, 2018		745,000	793,425
Tyson Foods, Inc., 6.6%, 2016		820,000	925,344

			$8,709,645

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 1.0%
Boise, Inc., 8%, 2020		$1,100,000	$1,182,500
Graphic Packaging Holding Co., 7.875%, 2018		615,000	668,813
International Paper Co., 6%, 2041		700,000	766,991
Inversiones CMPC S.A., 4.75%, 2018 (n)		841,000	872,010
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		340,000	357,000
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		475,000	473,813
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	871,709
Tembec Industries, Inc., 11.25%, 2018		$495,000	537,075

			$5,729,911
Furniture & Appliances - 0.0%
Arcelik A.S., 5%, 2023 (n)		$215,000	$190,275

Gaming & Lodging - 2.4%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$400,000	$372,500
Carnival Corp., 1.2%, 2016		500,000	497,118
Chester Downs & Marina LLC, 9.25%, 2020 (z)		425,000	420,750
Choice Hotels International, Inc., 5.75%, 2022		180,000	189,000
CityCenter Holdings LLC, 10.75%, 2017 (p)		360,000	388,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		405,000	253
GWR Operating Partnership LLP, 10.875%, 2017		405,000	453,094
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016		1,120,000	1,135,951
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		240,000	249,995
Isle of Capri Casinos, Inc., 8.875%, 2020		795,000	834,750
MGM Resorts International, 11.375%, 2018		1,460,000	1,846,900
MGM Resorts International, 6.625%, 2021		430,000	453,650
NCL Corp., 5%, 2018 (n)		350,000	349,125
Peninsula Gaming LLC, 8.375%, 2018 (z)		175,000	189,438
Penn National Gaming, Inc., 8.75%, 2019		780,000	856,050
Pinnacle Entertainment, Inc., 8.75%, 2020		610,000	660,325
Pinnacle Entertainment, Inc., 7.75%, 2022		265,000	277,588
PNK Finance Corp., 6.375%, 2021 (z)		300,000	302,250
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)		330,000	323,400
Seven Seas Cruises S. DE R.L., 9.125%, 2019		1,150,000	1,239,125
Viking Cruises Ltd., 8.5%, 2022 (n)		640,000	705,600
Wyndham Worldwide Corp., 2.5%, 2018		650,000	643,297
Wynn Las Vegas LLC, 7.75%, 2020		1,250,000	1,406,250

			$13,795,209
Industrial - 0.5%
Dematic S.A., 7.75%, 2020 (z)		$955,000	$1,005,138
Hyva Global B.V., 8.625%, 2016 (n)		702,000	637,065
Mueller Water Products, Inc., 8.75%, 2020		613,000	672,001
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		795,000	826,800

			$3,141,004
Insurance - 1.1%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$484,000	$592,196
Allianz AG, FRN, 5.5% to 2014, FRN to 2049	EUR	140,000	187,480
American International Group, Inc., 4.875%, 2067	EUR	600,000	747,131
Assicurazioni Generali S.p.A., 7.75%, 2042	EUR	200,000	289,551
Aviva PLC, FRN, 5.7%, 2049	EUR	400,000	537,461
CNP Assurances S.A., 6%, 2040	EUR	300,000	418,062
Delta Lloyd N.V., 9%, 2042	EUR	450,000	681,362

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - continued
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		$1,500,000	$1,995,000
Unum Group, 7.125%, 2016		829,000	956,629

			$6,404,872
Insurance - Health - 0.1%
CIGNA Corp., 5.375%, 2042		$700,000	$754,312

Insurance - Property & Casualty - 1.2%
Amlin PLC, 6.5%, 2026	GBP	200,000	$310,335
Clerical Medical Finance PLC, 4.25%, 2049	EUR	500,000	638,568
CNA Financial Corp., 5.875%, 2020		$700,000	800,279
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		615,000	937,875
Mapfre S.A., 5.125%, 2015	EUR	300,000	421,567
QBE Capital Funding III Ltd., FRN, 7.5%, 2041	GBP	300,000	490,513
XL Group PLC, FRN, 6.5% to 2017, FRN to 2049		$1,825,000	1,793,063
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,310,000	1,395,150

			$6,787,350
International Market Quasi-Sovereign - 1.4%
Eksportfinans A.S.A., 5.5%, 2016		$315,000	$326,025
Eksportfinans A.S.A., 5.5%, 2017		375,000	388,594
Electricite de France, FRN, 5.25%, 2049 (n)		1,550,000	1,482,188
ESB Finance Ltd., 4.375%, 2019	EUR	300,000	434,450
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		$843,000	899,903
Israel Electric Corp. Ltd., 5.625%, 2018 (n)		2,268,000	2,324,700
Israel Electric Corp. Ltd., 6.875%, 2023 (n)		2,155,000	2,230,425

			$8,086,285
International Market Sovereign - 1.2%
Commonwealth of Australia, 5.75%, 2021	AUD	924,000	$955,815
Government of Japan, 1.1%, 2020	JPY	308,000,000	3,271,346
Government of Japan, 2.1%, 2024	JPY	35,750,000	412,022
Republic of Iceland, 4.875%, 2016 (n)		$1,716,000	1,797,510
Republic of Iceland, 5.875%, 2022 (n)		631,000	654,663

			$7,091,356
Internet - 0.4%
Baidu, Inc., 3.25%, 2018		$1,846,000	$1,849,118
Baidu, Inc., 3.5%, 2022		475,000	433,616

			$2,282,734
Machinery & Tools - 1.8%
Case New Holland, Inc., 7.875%, 2017		$1,960,000	$2,298,100
CNH America LLC, 7.25%, 2016		1,065,000	1,166,175
CNH Capital LLC, 3.875%, 2015		215,000	220,913
CNH Capital LLC, 6.25%, 2016		295,000	322,288
CNH Capital LLC, 3.625%, 2018		630,000	618,975
Ferreycorp S.A.A., 4.875%, 2020 (n)		866,000	816,205
H&E Equipment Services Co., 7%, 2022		1,005,000	1,075,350
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		1,410,000	1,572,150
RSC Equipment Rental, Inc., 8.25%, 2021		910,000	1,016,925
United Rentals North America, Inc., 5.75%, 2018		510,000	545,700
United Rentals North America, Inc., 7.625%, 2022		509,000	567,535

			$10,220,316

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - 3.6%
ABN AMRO North America Finance, Inc., 7.125%, 2022	EUR	250,000	$382,788
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		$1,500,000	1,525,713
Bank of America Corp., 5.65%, 2018		2,000,000	2,248,272
Bank of America Corp., FRN, 5.2%, 2049		1,449,000	1,304,100
Barclays Bank PLC, 6%, 2021	EUR	300,000	447,263
Barclays Bank PLC, 7.625%, 2022		$815,000	810,925
Barclays Bank PLC, 6.75%, 2023	GBP	200,000	334,799
BBVA Senior Finance S.A., 3.25%, 2016	EUR	300,000	403,880
BNP Paribas, FRN, 3.022%, 2014		$1,532,000	1,580,820
Credit Agricole S.A., 7.375%, 2023	GBP	200,000	356,074
Credit Agricole S.A., 7.875%, 2049	EUR	300,000	429,038
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)		$1,055,000	1,072,142
Goldman Sachs Group, Inc., 7.5%, 2019		1,200,000	1,447,955
HBOS PLC, 4.375%, 2019	EUR	300,000	396,571
ING Bank N.V, 4.875%, 2021	EUR	250,000	384,471
JPMorgan Chase & Co., 3.25%, 2022		$765,000	728,022
Morgan Stanley, 6.625%, 2018		2,000,000	2,306,038
National Westminster Bank PLC, FRN, 2.372%, 2049	EUR	330,000	309,506
Regions Financial Corp., 2%, 2018		$421,000	405,286
Royal Bank of Scotland Group PLC, 6.934%, 2018	EUR	300,000	415,036
Royal Bank of Scotland Group PLC, 5.5%, 2020	EUR	300,000	460,254
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		$435,000	421,950
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		1,635,000	1,553,250
Societe Generale, 4.25%, 2022	EUR	200,000	295,762
Wells Fargo & Co., 2.625%, 2016		$1,000,000	1,041,227

			$21,061,142
Medical & Health Technology & Services - 3.3%
AmSurg Corp., 5.625%, 2020		$690,000	$703,800
CDRT Holding Corp., 9.25%, 2017 (n)(p)		215,000	219,569
Davita, Inc., 6.375%, 2018		1,600,000	1,696,000
Davita, Inc., 6.625%, 2020		1,050,000	1,120,875
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		875,000	971,250
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)		800,000	847,000
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)		430,000	453,650
HCA, Inc., 8.5%, 2019		1,960,000	2,121,700
HCA, Inc., 7.25%, 2020		565,000	617,969
HCA, Inc., 7.5%, 2022		980,000	1,104,950
HCA, Inc., 5.875%, 2022		835,000	883,013
HealthSouth Corp., 8.125%, 2020		1,510,000	1,653,450
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019		1,110,000	1,165,500
Kinetic Concepts, Inc., 12.5%, 2019		200,000	211,250
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,538,506
Tenet Healthcare Corp., 9.25%, 2015		580,000	632,200
Tenet Healthcare Corp., 8%, 2020		830,000	881,875
Tenet Healthcare Corp., 4.5%, 2021 (n)		760,000	708,700
Universal Health Services, Inc., 7%, 2018		650,000	686,563
Universal Health Services, Inc., 7.625%, 2020		1,010,000	1,068,075

			$19,285,895
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 2020		$565,000	$593,250
Physio-Control International, Inc., 9.875%, 2019 (n)		603,000	669,330
Teleflex, Inc., 6.875%, 2019		800,000	848,000

			$2,110,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - 3.2%
ArcelorMittal S.A., 7.25%, 2041		$505,000	$467,756
Arch Coal, Inc., 7.25%, 2020		1,110,000	899,100
Barrick North America Finance LLC, 5.75%, 2043 (n)		500,000	409,717
Boart Longyear Ltd., 7%, 2021 (z)		175,000	158,375
Cameco Corp., 5.67%, 2019	CAD	475,000	510,245
Century Aluminum Co., 7.5%, 2021 (n)		$775,000	720,750
Cloud Peak Energy, Inc., 8.25%, 2017		1,815,000	1,914,825
Cloud Peak Energy, Inc., 8.5%, 2019		10,000	10,800
Commercial Metals Co., 4.875%, 2023		360,000	334,800
Consol Energy, Inc., 8%, 2017		755,000	805,019
Consol Energy, Inc., 8.25%, 2020		715,000	770,413
First Quantum Minerals Ltd., 7.25%, 2019 (n)		901,000	878,475
Fortescue Metals Group Ltd., 8.25%, 2019 (n)		820,000	865,100
Glencore Finance (Europe) S.A., 6.5%, 2019	GBP	150,000	259,237
Metinvest B.V., 8.75%, 2018 (n)		$320,000	308,064
Peabody Energy Corp., 6%, 2018		485,000	495,913
Peabody Energy Corp., 6.25%, 2021		485,000	475,300
Plains Exploration & Production Co., 6.125%, 2019		1,125,000	1,205,054
Plains Exploration & Production Co., 8.625%, 2019		895,000	991,213
Plains Exploration & Production Co., 6.5%, 2020		400,000	430,500
Plains Exploration & Production Co., 6.875%, 2023		1,000,000	1,077,099
Rio Tinto Finance (USA) PLC, 2.25%, 2018		310,000	302,607
Rio Tinto Finance PLC, 2%, 2020	EUR	250,000	329,385
Southern Copper Corp., 5.25%, 2042		$700,000	556,642
Vale Overseas Ltd., 5.625%, 2019		918,000	995,991
Vale Overseas Ltd., 4.625%, 2020		681,000	678,184
Vale Overseas Ltd., 4.375%, 2022		658,000	623,307
Walter Energy Inc., 8.5%, 2021 (z)		470,000	381,875
Xstrata Finance (Canada) Ltd., 5.25%, 2017	EUR	300,000	442,140

			$18,297,886
Mortgage-Backed - 1.6%
Fannie Mae, 5.5%, 2037		$4,113,445	$4,486,924
Ginnie Mae, 3%, 2043		5,000,000	4,902,319

			$9,389,243
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023		$465,000	$432,380

Natural Gas - Distribution - 0.7%
AmeriGas Finance LLC, 6.75%, 2020		$1,260,000	$1,338,750
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021		845,000	853,450
Gas Natural Fenosa Finance B.V., 3.875%, 2023	EUR	400,000	525,820
GDF Suez, 5%, 2060	GBP	300,000	471,184
ONEOK, Inc., 4.25%, 2022		$650,000	610,461

			$3,799,665
Natural Gas - Pipeline - 2.4%
Access Midstream Partners Co., 4.875%, 2023		$570,000	$541,500
Atlas Pipeline Partners LP, 4.75%, 2021 (n)		305,000	279,838
Atlas Pipeline Partners LP, 5.875%, 2023 (n)		610,000	582,550
Crosstex Energy, Inc., 8.875%, 2018		1,400,000	1,491,000
El Paso Corp., 7%, 2017		770,000	857,922
El Paso Corp., 7.75%, 2032		2,024,000	2,150,482
El Paso Pipeline Partners LP, 4.7%, 2042		800,000	725,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Enbridge, Inc., 3.19%, 2022	CAD	500,000	$462,842
Energy Transfer Equity LP, 7.5%, 2020		$1,165,000	1,312,081
Energy Transfer Partners LP, 3.6%, 2023		591,000	558,454
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066		527,000	587,605
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		340,000	381,650
Inergy Midstream LP, 6%, 2020 (n)		860,000	864,300
Kinder Morgan Energy Partners LP, 5.125%, 2014		647,000	681,481
MarkWest Energy Partners LP, 4.5%, 2023		576,000	541,440
Sabine Pass Liquefaction, 5.625%, 2021 (n)		615,000	606,544
Sabine Pass Liquefaction, 5.625%, 2023 (n)		660,000	643,500
Summit Midstream Holdings LLC, 7.5%, 2021 (z)		435,000	443,700
TransCanada PipeLines Ltd., 5.1%, 2017	CAD	425,000	453,067

			$14,165,116
Network & Telecom - 1.1%
AT&T, Inc., 4.35%, 2045		$1,024,000	$894,212
Centurylink, Inc., 6.45%, 2021		185,000	195,175
Centurylink, Inc., 7.65%, 2042		890,000	841,050
Citizens Communications Co., 9%, 2031		580,000	568,400
Deutsche Telekom International Finance B.V., 4.875%, 2025	EUR	250,000	392,161
Frontier Communications Corp., 8.125%, 2018		$245,000	273,175
Telecom Italia Finance S.A., 7.75%, 2033	EUR	250,000	358,719
Telecom Italia S.p.A, 5.625%, 2015	GBP	150,000	240,382
Telefonica Emisiones S.A.U., 3.987%, 2023	EUR	500,000	655,946
TW Telecom Holdings, Inc., 5.375%, 2022		$565,000	567,825
Windstream Corp., 8.125%, 2018		220,000	234,300
Windstream Corp., 7.75%, 2020		710,000	756,150
Windstream Corp., 7.75%, 2021		125,000	133,125

			$6,110,620
Oil Services - 1.5%
Afren PLC, 11.5%, 2016 (n)		$335,000	$387,763
Afren PLC, 10.25%, 2019 (n)		219,000	252,398
Bristow Group, Inc., 6.25%, 2022		660,000	686,400
Chesapeake Oilfield Operating LLC, 6.625%, 2019		390,000	393,900
Dresser-Rand Group, Inc., 6.5%, 2021		405,000	431,325
Edgen Murray Corp., 8.75%, 2020 (n)		1,185,000	1,185,000
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (z)		1,548,000	1,544,904
Pacific Drilling S.A., 5.375%, 2020 (z)		560,000	548,800
Qgog Constellation S.A., 6.25%, 2019 (n)		438,000	416,100
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		1,020,000	1,058,250
Unit Corp., 6.625%, 2021		1,505,000	1,565,200

			$8,470,040
Oils - 0.1%
Tesoro Corp., 5.375%, 2022		$500,000	$495,000

Other Banks & Diversified Financials - 4.7%
Akbank T.A.S., 5%, 2022 (n)		$188,000	$170,140
Alfa Bank, 7.5%, 2019 (n)		367,000	384,433
Ally Financial, Inc., 5.5%, 2017		2,330,000	2,463,334
Ally Financial, Inc., 6.25%, 2017		480,000	520,040
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		509,000	509,000
Banco de Credito e Inversiones, 3%, 2017 (n)		250,000	246,276
Banco GNB Sudameris S.A., 3.875%, 2018 (n)		431,000	404,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Banco Santander S.A., 4.125%, 2022 (n)		$248,000	$230,330
Bancolombia S.A., 5.95%, 2021		1,094,000	1,140,495
Bancolombia S.A., 5.125%, 2022		332,000	308,760
Bangkok Bank (Hong Kong), 3.875%, 2022 (n)		463,000	449,484
Banque Federative du Credit Mutuel, 2%, 2019	EUR	300,000	393,043
BBVA Banco Continental S.A., 5%, 2022 (n)		$325,000	318,500
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		1,207,000	1,270,368
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		350,000	371,875
BBVA Continental, 5.75%, 2017 (n)		518,000	552,965
Capital One Financial Corp., 1%, 2015		800,000	794,529
Citigroup, Inc., 1.25%, 2016		1,000,000	993,172
Citigroup, Inc., 6.125%, 2018		463,000	532,688
CorpBanca, 3.125%, 2018		488,000	452,088
Deutsche Bank Capital Funding Trust, FRN, 5.33%, 2049	EUR	400,000	494,225
Dexia Credit Local, NY, 5.375%, 2014	EUR	300,000	411,082
Discover Bank, 7%, 2020		$249,000	293,702
Erste Group Bank AG, 7.125%, 2022	EUR	250,000	369,503
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,583,000	3,193,234
Grupo Aval Ltd., 5.25%, 2017 (n)		387,000	402,480
Grupo Aval Ltd., 4.75%, 2022 (n)		378,000	357,683
Industrial Senior Trust, 5.5%, 2022 (n)		220,000	209,000
Intesa Sanpaolo S.p.A., 4.125%, 2016	EUR	300,000	414,580
Intesa Sanpaolo S.p.A., 3.875%, 2018		$686,000	666,961
Intesa Sanpaolo S.p.A., 5.25%, 2022	GBP	250,000	383,401
KBC Ifima NV, 4.5%, 2017	EUR	300,000	439,889
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		$1,930,000	2,041,940
LBG Capital No. 2 PLC, 6.385%, 2020	EUR	450,000	604,644
PKO Finance AB, 4.63%, 2022 (n)		$473,000	459,520
Rabobank Nederland N.V, 4%, 2022	GBP	200,000	315,998
Santander Issuances S.A., 4.5%, 2019	EUR	300,000	347,221
Santander UK PLC, 8.963% to 2030, FRN to 2049		$1,941,000	2,426,250
Turkiye Garanti Bankasi A.S., 4%, 2017 (n)		203,000	194,880
Turkiye Is Bankasi A.S., 3.875%, 2017 (n)		305,000	292,800
UBS AG, 7.625%, 2022		435,000	483,946

			$27,308,522
Pharmaceuticals - 1.0%
AbbVie, Inc., 1.2%, 2015 (n)		$800,000	$803,038
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	670,000	997,180
Mylan, Inc., 2.6%, 2018 (n)		$1,000,000	998,107
Teva Pharmaceutical Finance B.V., 2.95%, 2022		500,000	470,019
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		935,000	991,100
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		530,000	563,125
Vantage Point Imaging, 7.5%, 2021 (z)		525,000	563,063
Watson Pharmaceuticals, Inc., 1.875%, 2017		700,000	689,874

			$6,075,506
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018		$710,000	$729,525

Precious Metals & Minerals - 0.3%
Eldorado Gold Corp., 6.125%, 2020 (n)		$605,000	$580,800
IAMGOLD Corp., 6.75%, 2020 (n)		1,156,000	982,600

			$1,563,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 2018 (z)		$32,653	$32,980
Gannett Co., Inc., 5.125%, 2020 (n)		460,000	458,850
Lamar Media Corp., 5%, 2023		425,000	406,938
Moody’s Corp., 4.5%, 2022		700,000	707,977
Nielsen Finance LLC, 7.75%, 2018		835,000	908,063
Nielsen Finance LLC, 4.5%, 2020 (n)		715,000	702,488
Wolters Kluwer N.V., 6.375%, 2018	EUR	300,000	480,873

			$3,698,169
Railroad & Shipping - 0.1%
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)		$257,000	$254,430
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		76,000	85,500
Watco Cos. LLC, 6.375%, 2023 (n)		450,000	448,875

			$788,805
Real Estate - 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		$440,000	$447,700
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		785,000	834,063
ERP Properties, REIT, 7.75%, 2020		990,000	1,126,680
ERP Properties, REIT, 5.75%, 2022		250,000	254,433
Felcor Lodging LP, REIT, 5.625%, 2023		160,000	156,000
Hammerson PLC, REIT, 2.75%, 2019	EUR	300,000	405,451
Hammerson PLC, REIT, 6%, 2026	GBP	250,000	451,184
Health Care REIT, Inc., 5.125%, 2043		$700,000	658,357
Kennedy Wilson, Inc., 8.75%, 2019		380,000	412,300
MPT Operating Partnership LP, REIT, 6.875%, 2021		760,000	811,300
MPT Operating Partnership LP, REIT, 6.375%, 2022		685,000	720,963
Simon Property Group, Inc., REIT, 10.35%, 2019		900,000	1,250,708

			$7,529,139
Retailers - 2.4%
Academy Ltd., 9.25%, 2019 (n)		$475,000	$532,000
Burlington Coat Factory Warehouse Corp., 10%, 2019		895,000	1,000,163
CST Brands, Inc., 5%, 2023 (n)		280,000	276,500
Dollar General Corp., 4.125%, 2017		831,000	880,090
Gap, Inc., 5.95%, 2021		1,000,000	1,124,121
Home Depot, Inc., 5.875%, 2036		846,000	1,004,172
J. Crew Group, Inc., 8.125%, 2019		760,000	805,600
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)		400,000	416,000
Kohl’s Corp., 3.25%, 2023		700,000	651,347
Limited Brands, Inc., 6.9%, 2017		630,000	711,900
Limited Brands, Inc., 7%, 2020		415,000	463,244
Limited Brands, Inc., 6.95%, 2033		360,000	360,000
Marks & Spencer Group PLC, 4.75%, 2025	GBP	300,000	458,844
Rite Aid Corp., 9.25%, 2020		$1,140,000	1,269,675
Sally Beauty Holdings, Inc., 6.875%, 2019		590,000	646,050
The Pantry, Inc., 8.375%, 2020		450,000	486,000
Toys “R” Us Property Co. II LLC, 8.5%, 2017		660,000	697,125
Toys “R” Us, Inc., 10.75%, 2017		1,545,000	1,633,853
Wesfarmers Ltd., 1.874%, 2018 (n)		156,000	152,825
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)		430,000	441,829

			$14,011,338
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 2021		$220,000	$218,900
Eagle Spinco, Inc., 4.625%, 2021 (n)		205,000	196,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Specialty Chemicals - continued
Ecolab, Inc., 4.35%, 2021		$500,000	$528,150
Koppers, Inc., 7.875%, 2019		535,000	571,113
SIBUR Securities Ltd., 3.914%, 2018 (n)		294,000	280,035

			$1,794,998
Specialty Stores - 0.2%
Canadian Tire Corp. Ltd., 4.95%, 2015	CAD	450,000	$461,431
Michaels Stores, Inc., 11.375%, 2016		$407,000	424,302
Michaels Stores, Inc., 7.75%, 2018		475,000	514,781

			$1,400,514
Steel - 0.1%
Severstal, 5.9%, 2022 (n)		$322,000	$297,045

Supermarkets - 0.1%
Delhaize Group, 3.125%, 2020	EUR	300,000	$410,064
William Morrison Supermarkets PLC, 3.5%, 2026	GBP	150,000	218,227

			$628,291
Supranational - 0.3%
Eurasian Development Bank, 4.767%, 2022 (n)		$226,000	$213,005
European Investment Bank, 5.125%, 2017		1,500,000	1,716,810

			$1,929,815
Telecommunications - Wireless - 3.2%
America Movil S.A.B. de C.V., 4.75%, 2022	EUR	525,000	$792,163
American Tower Corp., REIT, 3.5%, 2023		$743,000	676,276
Bharti Airtel International Co., 5.125%, 2023 (n)		459,000	426,870
Clearwire Corp., 12%, 2015 (n)		925,000	980,500
Cricket Communications, Inc., 7.75%, 2020		610,000	693,875
Crown Castle International Corp., 7.125%, 2019		370,000	398,675
Crown Castle International Corp., 5.25%, 2023		475,000	457,188
Crown Castle Towers LLC, 6.113%, 2020 (n)		420,000	476,911
Digicel Group Ltd., 8.25%, 2017 (n)		1,140,000	1,188,450
Digicel Group Ltd., 10.5%, 2018 (n)		880,000	954,800
Digicel Group Ltd., 8.25%, 2020 (n)		324,000	348,300
Digicel Group Ltd., 6%, 2021 (n)		1,279,000	1,253,420
Eileme 2 AB, 11.625%, 2020 (n)		925,000	1,082,250
MetroPCS Wireless, Inc., 7.875%, 2018		720,000	781,200
MetroPCS Wireless, Inc., 6.25%, 2021 (n)		535,000	545,700
Millicom International Cellular S.A., 4.75%, 2020 (n)		446,000	432,620
MTS International Funding Ltd., 5%, 2023 (n)		201,000	187,975
Sprint Capital Corp., 6.875%, 2028		1,210,000	1,113,200
Sprint Nextel Corp., 6%, 2016		1,300,000	1,381,250
Sprint Nextel Corp., 8.375%, 2017		420,000	474,600
Sprint Nextel Corp., 9%, 2018 (n)		470,000	556,950
Sprint Nextel Corp., 6%, 2022		1,050,000	1,010,625
VimpelCom Ltd., 5.95%, 2023 (n)		255,000	237,150
Vodafone Group PLC, 4.65%, 2022	EUR	200,000	308,707
Wind Acquisition Finance S.A., 11.75%, 2017 (n)		$920,000	970,600
Wind Acquisition Finance S.A., 7.25%, 2018 (n)		935,000	963,050

			$18,693,305
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)		$460,000	$502,550
Level 3 Financing, Inc., 9.375%, 2019		790,000	876,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telephone Services - continued
Level 3 Financing, Inc., 8.625%, 2020		$425,000	$467,500
TELUS Corp., 5.05%, 2020	CAD	475,000	505,847

			$2,352,797
Tobacco - 0.4%
Imperial Tobacco Group PLC, 5.5%, 2026	GBP	350,000	$599,723
Lorillard Tobacco Co., 8.125%, 2019		$700,000	854,460
Reynolds American, Inc., 6.75%, 2017		816,000	946,733

			$2,400,916
Transportation - 0.2%
Far Eastern Shipping Co., 8%, 2018 (n)		$1,205,000	$1,132,700

Transportation - Services - 1.7%
Aguila American Resources Ltd., 7.875%, 2018 (n)		$930,000	$962,550
Avis Budget Car Rental LLC, 8.25%, 2019		635,000	693,738
Avis Budget Car Rental LLC, 9.75%, 2020		420,000	489,825
CEVA Group PLC, 8.375%, 2017 (n)		1,360,000	1,366,800
ERAC USA Finance Co., 7%, 2037 (n)		878,000	1,052,277
HIT Finance B.V., 4.875%, 2021	EUR	300,000	435,731
Navios Maritime Acquisition Corp., 8.625%, 2017		$1,140,000	1,185,600
Navios Maritime Holdings, Inc., 8.875%, 2017		315,000	330,356
Navios South American Logistics, Inc., 9.25%, 2019		755,000	813,513
Navios South American Logistics, Inc., 9.25%, 2019 (n)		28,000	30,170
Swift Services Holdings, Inc., 10%, 2018		1,980,000	2,212,650
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)		406,000	414,120

			$9,987,330
U.S. Treasury Obligations - 1.9%
U.S. Treasury Bonds, 3.125%, 2041 (f)		$12,069,000	$11,020,506

Utilities - Electric Power - 3.3%
AES Corp., 8%, 2017		$111,000	$128,760
AES Corp., 7.375%, 2021		560,000	632,800
AES Corp., 4.875%, 2023		80,000	76,000
APT Pipelines Ltd., 3.875%, 2022 (n)		919,000	851,676
Calpine Corp., 7.875%, 2020 (n)		1,035,000	1,122,975
CMS Energy Corp., 5.05%, 2022		500,000	544,623
Covanta Holding Corp., 7.25%, 2020		1,120,000	1,210,869
Covanta Holding Corp., 6.375%, 2022		300,000	308,663
E.ON International Finance B.V., 6.375%, 2032	GBP	200,000	381,030
EDP Finance B.V., 6%, 2018 (n)		$1,360,000	1,410,021
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)		303,000	321,938
Enel S.p.A., 6.25%, 2019	GBP	250,000	418,383
Enel S.p.A., 5.25%, 2024	EUR	300,000	422,359
Energy Future Holdings Corp., 10%, 2020 (n)		$995,000	1,074,600
Energy Future Holdings Corp., 10%, 2020		2,533,000	2,741,973
Energy Future Holdings Corp., 12.25%, 2022 (n)		805,000	895,563
FirstEnergy Corp., 2.75%, 2018		700,000	677,770
InterGen N.V., 7%, 2023 (z)		560,000	558,600
NGG Finance PLC, 5.625%, 2073	GBP	250,000	382,024
NRG Energy, Inc., 8.25%, 2020		$1,860,000	2,064,600
NRG Energy, Inc., 6.625%, 2023		140,000	143,500
PPL Capital Funding, Inc., 1.9%, 2018		190,000	187,049
Red Electrica de Espana, 3.5%, 2016	EUR	300,000	418,615
Red Electrica de Espana, 4.75%, 2018	EUR	200,000	292,364

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Electric Power - continued
Southern Electric Power Co. Ltd., 4.625%, 2037	GBP	200,000	$313,284
System Energy Resources, Inc., 5.129%, 2014 (z)		$408,271	410,607
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)		415,000	311,250
Waterford 3 Funding Corp., 8.09%, 2017		969,907	981,589

			$19,283,485
Utilities - Gas - 0.1%
Suburban Propane Partners LP, 7.5%, 2018		$150,000	$162,000
Transport de Gas Peru, 4.25%, 2028 (n)		387,000	352,170

			$514,170
Utilities - Water - 0.1%
Veolia Environnement S.A., 4.45%, 2049	EUR	300,000	$387,770
Total Bonds			$643,923,958

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)		$605,000	$594,413

Floating Rate Loans (g)(r) - 1.1%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020		$442,350	$444,436

Building - 0.0%
ABC Supply Co., Inc., Term Loan, 3.5%, 2020		$181,294	$181,326

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan B, 4%, 2019		$483,355	$482,747

Consumer Services - 0.1%
Realogy Corp., Term Loan, 4.5%, 2020		$288,439	$290,782

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 2020		$534,586	$537,092

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020		$373,982	$375,852

Food & Beverages - 0.1%
Aramark Corp., Term Loan D, 4%, 2019		$443,417	$447,297
H J Heinz Co., Term Loan B2, 3.5%, 2020		274,607	277,010

			$724,307
Retailers - 0.2%
Rite Aid Corp., 2nd Lien Term Loan, 4.87%, 2021		$328,597	$330,651
Toys “R” Us Property Co., Term Loan B, 2019 (o)		630,949	624,640

			$955,291
Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 2019		$1,398,398	$1,321,486

Utilities - Electric Power - 0.1%
Calpine Construction Finance Co., Term Loan B1, 3%, 2020		$938,740	$930,644
Total Floating Rate Loans			$6,243,963

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$118,290

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	8,368	$43,597
Total Common Stocks		$161,887

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	480	$475,470
GMAC Capital Trust I, 8.125%	28,250	750,038
Total Preferred Stocks		$1,225,508

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	10,420	$520,375

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	5,558,282	$5,558,282
Total Investments		$658,228,386

Other Assets, Less Liabilities - (13.2)%		(76,903,435)
Net Assets - 100.0%		$581,324,951

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $207,620,424, representing 35.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$450,000	$475,470
American Media, Inc., 13.5%, 2018	12/22/10	33,046	32,980
Audatex North America, Inc., 6%, 2021	6/27/13	335,000	340,863
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040	3/01/06	2,509,952	1,213,214
Boart Longyear Ltd., 7%, 2021	6/04/13	172,413	158,375
Chester Downs & Marina LLC, 9.25%, 2020	6/18/13-6/27/13	422,821	420,750
Dematic S.A., 7.75%, 2020	12/13/12-7/29/13	967,128	1,005,138
Falcon Franchise Loan LLC, FRN, 11.363%, 2025	1/29/03	48,273	88,358

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
First Union National Bank Commercial Mortgage Trust, FRN, 1.629%, 2043	12/11/03	$1,791	$2,037
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	512,010	527,937
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-1/02/13	675,547	613,571
Icahn Enterprises LP, 6%, 2020	7/29/13	420,000	420,000
InterGen N.V., 7%, 2023	6/24/13-7/07/13	555,690	558,600
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/06/13	920,698	939,444
Midcontinent Express Pipeline LLC, 6.25%, 2021	7/23/13	75,000	75,375
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039	7/20/04	71,603	84,415
Multi Security Asset Trust, “A3”, CDO, 5%, 2035	10/12/10	1,026,207	1,037,288
Myriad International Holdings B.V., 6%, 2020	7/11/13	1,265,000	1,306,113
NAI Entertainment Holdings LLC, 5%, 2018	7/30/13	392,000	395,363
NOVA Chemicals Corp., 5.25%, 2023	7/16/13	435,875	435,000
Nara Cable Funding Ltd., 8.875%, 2018	7/17/13	251,965	246,750
OJSC Russian Agricultural Bank, 5.1%, 2018	7/18/13	346,000	347,168
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022	7/26/13	1,547,907	1,544,904
PNK Finance Corp., 6.375%, 2021	7/30/13	300,000	302,250
Pacific Drilling S.A., 5.375%, 2020	6/05/13-7/17/13	545,719	548,800
Peninsula Gaming LLC, 8.375%, 2018	6/26/13	181,889	189,438
Petroleos Mexicanos, 4.875%, 2024	7/11/13	352,168	357,540
Pinnacle Foods Finance LLC, 4.875%, 2021	6/11/13	148,286	140,625
Quiksilver, Inc., 10%, 2020	7/11/13	74,072	77,438
Renaissance Acquisition, 6.875%, 2021	7/22/13	800,000	796,000
SIRIUS XM Radio, Inc., 5.75%, 2021	7/29/13	195,000	195,000
Summit Midstream Holdings LLC, 7.5%, 2021	6/12/13	435,000	443,700
Sun Merger Sub, Inc., 5.875%, 2021	7/19/13-7/24/13	341,568	340,850
System Energy Resources, Inc., 5.129%, 2014	4/16/04	408,271	410,607
Tronox Finance LLC, 6.375%, 2020	7/15/13	383,197	378,213
Vantage Point Imaging, 7.5%, 2021	6/27/13	525,000	563,063
Walter Energy Inc., 8.5%, 2021	7/15/13-7/25/13	408,943	381,875
Total Restricted Securities			$17,394,512
% of Net assets			3.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
PHP	Philippine Peso

Derivative Contracts at 7/31/13

Forward Foreign Currency Exchange Contracts at 7/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	1,082,578	10/18/13	$990,603	$968,082	$22,521
SELL	BRL	UBS AG	3,117,000	8/02/13	1,370,516	1,366,296	4,220
BUY	CNY	Deutsche Bank AG	18,866,000	1/15/14	3,001,546	3,046,076	44,530
BUY	DKK	Goldman Sachs International	11,054	10/18/13	1,933	1,974	41
SELL	EUR	Barclays Bank PLC	9,002,755	9/18/13	11,997,521	11,978,725	18,796
SELL	EUR	UBS AG	9,002,755	9/18/13	11,997,971	11,978,725	19,246
BUY	KRW	JPMorgan Chase Bank N.A	1,646,502,000	8/01/13	1,436,112	1,465,609	29,497
SELL	KRW	JPMorgan Chase Bank N.A	1,646,502,000	8/01/13	1,479,736	1,465,609	14,127
BUY	MXN	JPMorgan Chase Bank N.A	38,407,000	9/03/13	2,932,168	2,997,584	65,416
BUY	NOK	Goldman Sachs International	1,290	10/18/13	211	218	7
SELL	PHP	Barclays Bank PLC	124,000,000	8/01/13-8/30/13	2,862,419	2,855,256	7,163
BUY	SEK	Goldman Sachs International	13,272	10/18/13	1,974	2,033	59

							$225,623

Liability Derivatives
BUY	BRL	UBS AG	3,122,000	8/02/13	$1,421,648	$1,368,488	$(53,160)
SELL	BRL	UBS AG	5,000	8/02/13	2,183	2,192	(9)
SELL	CAD	Merrill Lynch International Bank	3,070,534	10/18/13	2,923,374	2,983,872	(60,498)
SELL	CHF	UBS AG	2,864	10/18/13	2,963	3,097	(134)
SELL	CNY	Deutsche Bank AG	18,865,000	1/15/14	3,036,045	3,045,914	(9,869)
SELL	EUR	Citibank N.A.	449,000	10/18/13	576,949	597,490	(20,541)
SELL	EUR	Deutsche Bank AG	1,813,631	10/18/13	2,327,077	2,413,420	(86,343)
SELL	EUR	JPMorgan Chase Bank N.A	1,813,631	10/18/13	2,327,176	2,413,420	(86,244)
SELL	GBP	Credit Suisse Group	2,774,057	10/18/13	4,141,945	4,217,954	(76,009)
SELL	GBP	Merrill Lynch International Bank	2,774,058	10/18/13	4,140,752	4,217,954	(77,202)
SELL	JPY	Barclays Bank PLC	177,759,000	10/18/13	1,813,142	1,816,269	(3,127)
SELL	JPY	Merrill Lynch International Bank	753,215,688	10/18/13	7,596,576	7,696,051	(99,475)
BUY	KRW	JPMorgan Chase Bank N.A	3,230,419,000	8/29/13	2,896,454	2,870,873	(25,581)
BUY	MXN	Goldman Sachs International	17,900,000	10/18/13	1,393,556	1,391,458	(2,098)
SELL	MXN	Deutsche Bank AG	53,717,000	8/15/13	4,169,539	4,200,264	(30,725)
BUY	PHP	Barclays Bank PLC	123,876,000	8/01/13-8/30/13	2,869,167	2,852,401	(16,766)

							$(647,781)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 7/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$60,310,688	September - 2013	$1,418,151
U.S. Treasury Bond 30 yr (Short)	USD	8	1,072,500	September - 2013	53,058

					$1,471,209

At July 31, 2013, the fund had cash collateral of $544,700 and other liquid securities with an aggregate value of $310,463 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,388,703	$475,470	$43,597	$1,907,770
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	11,020,506	—	11,020,506
Non-U.S. Sovereign Debt	—	121,636,116	—	121,636,116
Municipal Bonds	—	432,380	—	432,380
U.S. Corporate Bonds	—	341,082,227	—	341,082,227
Residential Mortgage-Backed Securities	—	9,787,978	—	9,787,978
Commercial Mortgage-Backed Securities	—	14,647,815	—	14,647,815
Asset-Backed Securities (including CDOs)	—	2,903,738	—	2,903,738
Foreign Bonds	—	143,007,611	—	143,007,611
Floating Rate Loans	—	6,243,963	—	6,243,963
Mutual Funds	5,558,282	—	—	5,558,282
Total Investments	$6,946,985	$651,237,804	$43,597	$658,228,386

Other Financial Instruments
Futures Contracts	$1,471,209	$—	$—	$1,471,209
Forward Foreign Currency Exchange Contracts	—	(422,158)	—	(422,158)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/12	$44,267
Change in unrealized appreciation (depreciation)	(670)
Balance as of 7/31/13	$43,597

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2013 is $(670).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$645,365,241
Gross unrealized appreciation	28,555,902
Gross unrealized depreciation	(15,692,757)
Net unrealized appreciation (depreciation)	$12,863,145

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	38,135,567	136,458,229	(169,035,514)	5,558,282

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,694	$5,558,282

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2013, are as follows:

United States	53.5%
United Kingdom	4.4%
Mexico	4.0%
Russia	3.7%
Brazil	2.7%
Canada	2.4%
Indonesia	2.4%
France	2.2%
Netherlands	1.5%
Other Countries	23.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2013

*	Print name and title of each signing officer under his or her signature.